Note 3 - Earnings Per Share	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
NOTE 3 - EARNINGS PER SHARE

The Company provides dual presentation of basic and diluted earnings per share. Basic earnings per share is calculated by dividing net income by the average shares outstanding. Diluted earnings per share adds the dilutive effects of stock options to average shares outstanding.

The following table sets forth the composition of the weighted-average common shares (denominator) used in the basic and diluted earnings per share computation.

	For the Three		For the Six
	Months Ended		Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Weighted-average common shares outstanding	2,437,302	2,248,516	2,350,822	2,245,868

Average treasury stock shares	(386,165)	(189,530)	(386,165)	(189,530)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,051,137	2,058,986	1,964,657	2,056,338

Additional common stock equivalents (stock options) used to calculate diluted earnings per share	8,274	9,327	8,522	9,590

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,059,411	2,068,313	1,973,179	2,065,928

Options to purchase 31,949 shares of common stock, at prices ranging from $17.55 to $40.24, were outstanding during the three and six months ended June 30, 2016. Of those options, 24,700 were considered dilutive for the three and six month periods based on the market price exceeding the strike price.

Options to purchase 42,287 shares of common stock, at prices ranging from $17.55 to $37.48, were outstanding during the three and six months ended June 30, 2015. Of those options, 27,000 were considered dilutive for the three month period based on the market price exceeding the strike price. For the six months ended June 30, 2015, 27,250 options were considered dilutive.